COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities [abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Swish Litigation

On December 27, 2024, Swish Analytics, Inc. (“Swish”) initiated a civil action in the Superior Court of the State of California (the “Court”) against OddsJam, Inc. and OpticOdds, Inc., (which was acquired on January 1, 2025, as previously discussed), alleging misappropriation of proprietary odds information, restitution/unjust enrichment and unfair competition. On August 29, 2025, Swish filed a First Amended Complaint to, among other things, add an allegation of intentional interference. Swish is seeking injunctive relief, restitution and monetary damages. Discovery is ongoing. The Company is unable to reasonably estimate any potential outcome of this matter. The Company believes these claims are entirely without merit and intends to vigorously defend such allegations.

On August 4, 2026, OddsJam, Inc. and OpticOdds, Inc. sought leave of court to file a cross-claim alleging that Swish violates California’s antitrust law, the Cartwright Act, as well as additional causes of action for trade libel, unfair competition, intentional interference and breach of contract. The cross-claim seeks injunctive relief, restitution and monetary damages against Swish. A hearing is set for August 27, 2026 on the motion for leave. OddsJam, Inc. and OpticOdds, Inc. intend to vigorously pursue these claims.